UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2016

Item #1. Reports to Stockholders.

INDEX	Clifford Capital Partners Fund

Semi-Annual Report to Shareholders

CLIFFORD CAPITAL PARTNERS FUND

For the Period January 1, 2016 to
March 31, 2016
(unaudited)

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2016 and are subject to change at any time.

CLIFFORD CAPITAL PARTNERS FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (unaudited)

COMMON STOCKS - 92.40%	Shares	Fair Value

CONSUMER DISCRETIONARY - 12.19%
Career Education Corp.*	23,721	$107,693
Target Corp.	1,095	90,097
Tilly’s Inc. - Class A*	15,805	105,735
Urban Outfitters. Inc.*	3,860	127,727

		431,252

CONSUMER STAPLES - 7.23%
Avon Products, Inc.	21,853	105,113
The Proctor & Gamble Co.	1,034	85,109
Wal-Mart Stores, Inc.	958	65,613

		255,835

ENERGY - 5.74%
Cloud Peak Energy, Inc.*	37,033	72,214
Devon Energy Corp.	2,868	78,698
Exxon Mobil Corp.	623	52,077

		202,989

FINANCIALS - 17.27%
American Express Co.	2,342	143,799
American International Group, Inc.	1,220	65,941
CIT Group Inc.	4,408	136,780
CVB Financial Corp.	5,930	103,479
Westamerica Bancorp.	3,300	160,743

		610,742

HEALTH CARE MANUFACTURING - 6.93%
Johnson & Johnson	914	98,895
Landauer, Inc.	4,420	146,169

		245,064

INDUSTRIALS - 14.10%
C. H. Robinson Worldwide, Inc.	1,959	145,417
The Dun & Bradstreet Corp.	1,174	121,016
Fastenal Co.	2,748	134,652
KLX Inc.*	3,045	97,866

		498,951

CLIFFORD CAPITAL PARTNERS FUND
SCHEDULE OF INVESTMENTS - continued
March 31, 2016 (unaudited)

COMMON STOCKS	Shares	Fair Value

INFORMATION TECHNOLOGY - 15.58%
Cisco Systems, Inc.	2,899	$82,535
Dolby Laboratories Inc. - Class A	2,539	110,345
eBay Inc.*	2,912	69,480
International Business Machines Corp.	869	131,610
Mastercard, Inc. - Class A	1,300	122,850
PayPal Holdings, Inc.*	892	34,431

		551,251

SEMICONDUCTORS - 5.66%
Linear Technology Corp.	2,243	99,948
Xcerra Corp.*	15,357	100,128

		200,076

TELECOMMUNICATION SERVICES - 2.94%
Lumos Networks Corp.*	8,098	103,978

UTILITIES - 4.76%
Exelon Corp.	4,694	168,327

TOTAL COMMON STOCKS - 92.40%		3,268,465

(Cost: $3,119,720)

MONEY MARKET FUND - 7.70%
Federated Institutional Prime Obligations Fund 0.17%**	272,288	272,288

(Cost: $272,288)

TOTAL INVESTMENTS - 100.10%		3,540,753
(Cost: $3,392,008)
Liabilities in excess of other assets		(3,700)

NET ASSETS - 100.00%		$3,537,053

* Non-Income producing

** Effective 7 day yield as of March 31, 2016

See Notes to Financial Statements

CLIFFORD CAPITAL PARTNERS FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2016 (unaudited)

ASSETS
Investments at fair value (identified cost of $3,392,008) (Note 1)	$3,540,753
Cash	2,000
Dividends and interest receivable	1,759

TOTAL ASSETS	3,544,512

LIABILITIES
Accrued investment management fees	6,900
Accrued 12b-1 fees	559

TOTAL LIABILITIES	7,459

NET ASSETS	$3,537,053

Net Assets Consist of:
Paid-in-capital applicable to 313,465 no par value shares of
beneficial interest outstanding, unlimited shares authorized	$3,617,362
Accumulated net investment income (loss)	16,717
Accumulated net realized gain (loss) on investments	(245,771)
Net unrealized appreciation (depreciation) of investments	148,745

Net Assets	$3,537,053

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Institutional Class
($3,390,769 / 300,482 shares outstanding)	$11.28

Investor Class
($146,284 / 12,983 shares outstanding)	$11.27

REDEMPTION PRICE PER SHARE
INCLUDING REDEMPTION FEE OF 2% ($11.27 x .98)	$11.04

See Notes to Financial Statements

CLIFFORD CAPITAL PARTNERS FUND
STATEMENT OF OPERATIONS
Period January 1, 2016 to March 31, 2016 (unaudited)

INVESTMENT INCOME
Dividends	$14,224
Interest	99

Total investment income	14,323

EXPENSES
Investment management fees (Note 2)	6,900
12B-1 and servicing fees Investor Class (Note 2)	61

Total expenses	6,961

Net investment income (loss)	7,362

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(10,464)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	257,134

Net realized and unrealized gain (loss) on investments	246,670

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$254,032

See Notes to Financial Statements

CLIFFORD CAPITAL PARTNERS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period January 1, 2016 to
	March 31, 2016	Year ended
	(unaudited)	December 31, 2015

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$7,362	$46,309
Net realized gain (loss) on investments	(10,464)	(234,167)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	257,134	(307,546)

Increase (decrease) in net assets from operations	254,032	(495,404)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	-	(35,445)
Investor Class	-	(1,510)
Net realized gain
Institutional Class	-	(34,257)
Investor Class	-	(1,388)

Decrease in net assets from distributions	-	(72,600)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	303,512	2,011,419
Investor Class	13,000	75,031
Distributions reinvested
Institutional Class	-	69,702
Investor Class	-	2,898
Shares redeemed
Institutional Class	(188,974)	(1,398,581)
Investor Class	-	(94,541)

Increase (decrease) in net assets from capital stock transactions	127,538	665,928

NET ASSETS
Increase (decrease) during period	381,570	97,924
Beginning of period	3,155,483	3,057,559

End of period (including accumulated net investment income
of $16,717 and $ 9,355 respectively)	$3,537,053	$3,155,483

See Notes to Financial Statements

CLIFFORD CAPITAL PARTNERS FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class

	Period January 1, 2016 to
	March 31, 2016(2)		Year ended	Period January 31, 2014***
	(unaudited)		December 31, 2015	to December 31, 2014

Net asset value, beginning of period	$10.40		$11.83	$10.00

Investment activities
Net investment income (loss)(1)	0.02		0.14	0.13

Net realized and unrealized gain (loss) on investments	0.86		(1.33)	1.92

Total from investment activities	0.88		(1.19)	2.05

Distributions
Net investment income	-		(0.12)	(0.09)
Net realized gain	-		(0.12)	(0.13)

Total distributions	-		(0.24)	(0.22)

Net asset value, end of period	$11.28		$10.40	$11.83

Total Return	8.46%	**	(10.04% )	20.51%	**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	0.90%	*	0.90%	0.90%	*
Net investment income (loss)	0.97%	*	1.20%	1.30%	*
Portfolio turnover rate	17.66%	**	54.61%	31.91%	**
Net assets, end of period (000’s)	$3,391		$3,033	$2,894

*	Annualized
**	Not annualized
***	Commencement of operations
(1) Per share amounts calculated using the average share method.
(2) On February 18, 2016, the Board of Trustees approved that the fiscal year be September 30.

See Notes to Financial Statements

CLIFFORD CAPITAL PARTNERS FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Investor Class

	Period January 1, 2016 to
	March 31, 2016(2)		Year ended	Period January 31, 2014***
	(unaudited)		December 31, 2015	to December 31, 2014

Net asset value, beginning of period	$10.40		$11.86	$10.00

Investment activities
Net investment income (loss)(1)	0.02		0.11	0.13

Net realized and unrealized gain (loss) on investments	0.85		(1.32)	1.91

Total from investment activities	0.87		(1.21)	2.04

Distributions
Net investment income	-		(0.13)	(0.05)
Net realized gain	-		(0.12)	(0.13)

Total distributions	-		(0.25)	(0.18)

Net asset value, end of period	$11.27		$10.40	$11.86

Total Return	8.37%	**	(10.22% )	20.42%	**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.10%	*	1.10%	1.10%	*
Net investment income (loss)	0.77%	*	0.98%	1.19%	*
Portfolio turnover rate	17.66%	**	54.61%	31.91%	**
Net assets, end of period (000’s)	$146		$123	$164

*	Annualized
**	Not annualized
***	Commencement of operations
(1) Per share amounts calculated using the average share method.
(2) On February 18, 2016, the Board of Trustees approved that the fiscal year be September 30.

See Notes to Financial Statements

CLIFFORD CAPITAL PARTNERS FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2016 - (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Clifford Capital Partners Fund (the “Fund”) is a series of the World Funds Trust (the “Trust”), which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended. The Fund is a diversified open-end management company and was established in January, 2014 as a series of Cottonwood Mutual Funds (“CMF”). On February 6, 2016, the Fund was reorganized from a series of CMF into the Trust.

On February 18, 2016 the Board of Trustees (the “Board”) approved that the fiscal year end be changed to September 30.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The objective of the fund is to seek to achieve long-term capital appreciation.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security

CLIFFORD CAPITAL PARTNERS FUND
NOTES TO THE FINANCIAL STATEMENTS - continued
March 31, 2016 - (unaudited)

is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$3,268,465	$–	$–	$3,268,465
Money Market Fund	272,288	–	–	272,288

	$3,540,753	$–	$–	$3,540,753

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector.

There were no transfers into or out of any levels during the period January 1, 2016 to March 31, 2016. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the period January 1, 2016 to March 31, 2016.

CLIFFORD CAPITAL PARTNERS FUND
NOTES TO THE FINANCIAL STATEMENTS - continued
March 31, 2016 - (unaudited)

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined generally on a specific identification basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the period January 1, 2016 to March 31, 2016, there were no such reclassifications.

CLIFFORD CAPITAL PARTNERS FUND
NOTES TO THE FINANCIAL STATEMENTS - continued
March 31, 2016 - (unaudited)

Class Net Asset Value and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The fund currently offers two classes of shares. Investor Class shares include a redemption fee of 2% on the proceeds of Investor Class shares redeemed within 60 days of purchase.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. Under this Agreement the Adviser pays the operating expenses of the Fund excluding fees payable under the Advisory Agreement, brokerage fees and commissions, taxes, interest expense, interest and dividend expenses on securities sold short, the costs of acquired fund fees and expenses, 12b-1 fees, shareholder service fees, and extraordinary expenses. For its services the Adviser receives an investment management fee equal to 0.90% of the average daily net assets of the Fund. For the period January 1, 2016 to March 31, 2016, the Adviser earned $6,900 in investment management fees.

The Fund has adopted a Shareholder Services Plan (the “Plan”) for the Investor Class shares. Pursuant to the Plan, the Fund may compensate Financial Intermediaries that provide services for shareholders of the Fund. The Plan provides that the Fund will pay the annual rate of 0.20% (for Investor Class shares) of the average daily net assets of the Fund’s Shares for activities relating to these services. Such activities may include the provision of sub-accounting, recordkeeping and/or administrative services, responding to customer inquiries, and providing information on customer investments. Because the shareholder services fees are paid out of the Fund’s assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. The Plan, while primarily intended to compensate for shareholder services expenses, was adopted pursuant to Rule 12b-1 under the 1940

CLIFFORD CAPITAL PARTNERS FUND
NOTES TO THE FINANCIAL STATEMENTS - continued
March 31, 2016 - (unaudited)

Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities of the Fund. For the period January 1, 2016 to March 31, 2016, the Fund incurred Plan fees of $61.

Certain officers of the Trust are also officers and/or directors of FDCC and CFSI. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the period January 1, 2016 to March 31, 2016 aggregated $533,652 and $564,634, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions during the period January 1, 2016 to March 31, 2016 and the year ended December 31, 2015 were as follows:

	Period January 1, 2016 to
	March 31, 2016	Year ended
	(unaudited)	December 31, 2015
Distributions paid from:
Ordinary Income:	$ -	$72,600

CLIFFORD CAPITAL PARTNERS FUND
NOTES TO THE FINANCIAL STATEMENTS - continued
March 31, 2016 - (unaudited)

As of March 31, 2016, the tax basis components of distributable earnings on a tax basis were as follows:

Accumulated net investment income (loss)	$16,717
Accumulated net realized gain (loss) on investments	(245,771)
Net unrealized appreciation (depreciation) of investments	418,745

$(80,309)

As of December 31, 2015, the Fund has a capital loss carryforward of $8,001 available to offset future capital gains, if any. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders.

As of March 31, 2016, the cost of securities for Federal Income tax purposes is $3,392,008 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciations	$349,873
Gross unrealized depreciation	(201,128)

Net unrealized appreciation (depreciation)	$148,745

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	Institutional Class Shares		Investor Class Shares
	Period January 1, 2016		Period January 1, 2016
	To		To
	March 31, 2016		March 31, 2016
	(unaudited)		(unaudited)
	Shares	Value	Shares	Value

Shares Purchased	28,354	$303,512	1,166	$13,000
Shares reinvested	-	-	-	-
Shares redeemed	(19,355)	(188,974)	-	-

Net Increase (decrease)	8,999	$114,538	1,166	$13,000

CLIFFORD CAPITAL PARTNERS FUND
NOTES TO THE FINANCIAL STATEMENTS - continued
March 31, 2016 - (unaudited)

	Institutional Class Shares		Investor Class Shares
	Year end		Year ended
	December 31, 2015		December 31, 2015
	Shares	Value	Shares	Value

Shares Purchased	170,900	$2,011,419	6,485	$75,031
Shares reinvested	6,625	69,702	276	28,988
Shares redeemed	(130,576)	(1,398,581)	(8,762)	(94,541)

Net Increase (decrease)	46,949	$682,540	(2,001)	$(16,612)

NOTE 6 – NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investment in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investment measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for Fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISER CONTRACT APPROVAL

At a meeting held on November 5 and 10-11, 2015, the Board of Trustees (the “Board”) considered the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Clifford Capital Partners, LLC (“Clifford”) in regard to the Clifford Capital Partners Fund (the “Clifford Fund”).

Counsel reviewed with the Board the memorandum from Counsel dated October 13, 2015, and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreement. A copy of this memorandum was circulated to the Trustees in advance of the meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by Clifford; (ii) the investment performance of the Clifford Fund; (iii) the costs of the services to be provided and profits to be realized by Clifford from the relationship with the Clifford Fund; (iv) the extent to which economies of scale would be realized if the Clifford Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Clifford Fund’s investors; and (v) Clifford’s practices regarding possible conflicts of interest.

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”) - continued

The Board discussed the arrangements between Clifford and the Trust with respect to the new series to be managed by Clifford – the Clifford Fund. The Board reflected on its discussions regarding the proposed investment advisory agreement (the “Advisory Agreement”) and the manner in which the Clifford Fund was to be managed. The Board reflected on the fact that the Clifford Fund has, to date, been operating in another Trust (as the “Predecessor Clifford Fund”), and the Board considered the operations of the Predecessor Clifford Fund and Clifford’s services to the Predecessor Clifford Fund. Counsel referred the Board to the Board Materials, which included, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the proposed Advisory Agreement, a letter from Counsel to Clifford and Clifford’s responses to that letter, financial information for Clifford, a copy of Clifford’s Form ADV, a fee comparison analysis for the Clifford Fund and comparable mutual funds as well as separate account composite performance as of September 30, 2015, and the Advisory Agreement. Counsel reviewed with the Board the memorandum from Counsel and the proposed Advisory Agreement. He outlined the various factors the Board should consider in deciding whether to approve the Advisory Agreement.

In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Clifford.

In this regard, the Board considered the responsibilities of Clifford under the Advisory Agreement. The Board reviewed the services to be provided by Clifford to the Clifford Fund including, without limitation, the process for formulating investment recommendations and assuring compliance with the Clifford Fund’s investment objectives and limitations; the coordination of services for the Clifford Fund among the service providers, and the efforts of Clifford to promote the Clifford Fund and grow assets. The Board considered: Clifford’s staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies and procedures. The Board also considered the financial support that would be provided by the principals of Clifford. After reviewing the foregoing and further information from Clifford, the Board concluded that the quality, extent, and nature of the services to be provided by Clifford was satisfactory and adequate for the Clifford Fund.

Investment Performance of the Clifford Fund and Clifford.

The Board noted that while the Clifford Fund had not yet commenced operations in the Trust and no investment performance was available, the performance of the Predecessor Clifford Fund was relevant. They compared the performance of the Predecessor Clifford Fund for various periods during the Predecessor Clifford Fund’s existence. The Board noted that for the quarter ended September 30, 2015, the Predecessor Clifford Fund underperformed its benchmark index but for the

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”) - continued

longer term and since inception periods the Predecessor Clifford Fund very closely tracked its Peer Group Median for each of the Large Blend Category and Large Value Category. The Board reviewed investment performance of the composite performance of accounts managed by Clifford in a manner similar to the manner in which the Clifford Fund and the Predecessor Clifford Fund are managed, and it considered that the performance of the composite and the Predecessor Clifford Fund were very close. The Board also noted that the Value Category in which the Clifford Fund is included had suffered generally from recent market downturns. The Board concluded that the investment performance information of the Predecessor Clifford Fund and Clifford was satisfactory.

The costs of services to be provided and profits to be realized by Clifford from the relationship with the Clifford Fund.

In this regard, the Board considered: the financial condition of Clifford and the level of commitment to the Clifford Fund by Clifford’s principals, including a letter of support from the firm’s principals; and the expenses of the Clifford Fund, including the nature and frequency of advisory fee payments. The Board also considered potential benefits for Clifford in managing the Clifford Fund. The Board compared the fees and expenses of the Clifford Fund and those of the Predecessor Clifford Fund (including the advisory fee) to other funds comparable to it in terms of the type of fund, the style of investment management, the size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board noted that the advisory fee payable to Clifford under the Advisory Agreement was on the high side of its peers in each of the Large Blend and Large Value Categories but that the advisory fee for the Clifford Fund also reflected the obligation of Clifford to assume most of the operational expense for the Clifford Fund. The Board noted that when it compared the advisory fee to the net expense ratio of funds in the Large Blend and Large Value Categories, the fee compared favorable and was less than the peer group medians in both instances, including as compared to smaller funds within those categories with less than $500 million in assets. The Board also determined that these advisory fees were within an acceptable range in light of the services to be rendered by Clifford. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Clifford were fair and reasonable.

The extent to which economies of scale would be realized as the Clifford Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Clifford Fund’s investors.

In this regard, the Board considered the Clifford Fund’s fee arrangements with Clifford. The Board noted that the advisory fee would stay the same as asset levels increased, although it noted that Clifford was obligated to pay certain of the Clifford Fund’s operating expenses which had the effect of limiting the overall fees

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”) - continued

paid by the Clifford Fund, which had a similar effect to breakpoints in that it would keep the Clifford Fund’s overall expenses effectively capped. Following further discussion of the Clifford Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the Clifford Fund’s fee arrangement with Clifford was fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by Clifford.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Clifford Fund; the basis of decisions to buy or sell securities for the Clifford Fund; the method for bunching of portfolio securities transactions; the substance and administration of Clifford’s Code of Ethics and other relevant policies described in Clifford’s Form ADV. The Board also considered other benefits to Clifford that could be derived from managing the Clifford Fund and noted the ability of Clifford to place small accounts in the Clifford Fund, and the appeal that a mutual fund versus separate account management may have to certain distribution channels. It was noted that Clifford does not engage in soft dollars or commission recapture programs. Following further consideration and discussion, the Board indicated that Clifford’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Clifford from managing the Clifford Fund were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreements for an initial two-year term.

CLIFFORD CAPITAL PARTNERS FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distributions (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2016, and held for the three months ended March 31, 2016.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class Shares	Beginning Account Value January 1, 2016	Ending Account Value March 31, 2016	Expenses Paid During the Period* January 1, 2016 through March 31, 2016
Actual	$1,000	$1,084.62	$2.33
Hypothetical (5% return before expenses)	$1,000	$1,020.50	$2.26

Investor Class Shares	Beginning Account Value January 1, 2016	Ending Account Value March 31, 2016	Expenses Paid During the Period* January 1, 2016 through March 31, 2016
Actual	$1,000	$1,083.65	$2.85
Hypothetical (5% return before expenses)	$1,000	$1,019.50	$2.76

 * Expenses are equal to the Fund’s annualized expense ratio of 0.90% for Institutional Class and 1.10% for Investor Class, multiplied by the average account value for the period, multiplied by 91 days in the most recent period divided by 366 days in the current year.

Investment Adviser:

Clifford Capital Partners, LLC
40 Shuman Boulevard, Suite 250
Naperville, Illinois 60563

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Administrator and Fund Accounting:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

Legal Counsel:

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds Trust investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 673-0550 Toll Free.

ITEM 2.            CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.            AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.            PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.            AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.            SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.          SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.          CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.          EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: June 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: June 6, 2016

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: June 6, 2016

* Print the name and title of each signing officer under his or her signature.